CONSOLIDATED STATEMENTS OF EQUITY - CAD ($) $ in Millions	Capital stock	Deficit	Accumulated other comprehensive loss	Equity attributable to non-controlling interests	Total
Beginning of year at Dec. 31, 2020	$ 1,015.6	$ (721.8)	$ (105.7)	$ 0.4	$ 188.5
Net income		693.3		0.1	693.4
Other comprehensive income			84.9		84.9
Reduction of paid-up capital	(720.0)				(720.0)
Dividends		(585.0)		(0.1)	(585.1)
End of year at Dec. 31, 2021	295.6	(613.5)	(20.8)	0.4	(338.3)
Net income		757.2		0.1	757.3
Other comprehensive income			4.1		4.1
Issuance of common shares	17.3				17.3
Dividends		(671.0)		(0.2)	(671.2)
End of year at Dec. 31, 2022	312.9	(527.3)	(16.7)	0.3	(230.8)
Net income		797.4		0.1	797.5
Other comprehensive income			10.3		10.3
Dividends		(421.0)		(0.1)	(421.1)
End of year at Dec. 31, 2023	$ 312.9	$ (150.9)	$ (6.4)	$ 0.3	$ 155.9